Consolidated Statements of Financial Position	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Non-current assets
Plant and equipment, net	$ 68,343	$ 6,044
Intangible assets, net	392,531	624,240
Total non-current assets	460,874	630,284
Current assets
Trade and other receivables, net	264,909	127,047
Contract assets	2,286	10,642
Cash and cash equivalents	8,577,947	66,184
Total current assets	8,845,142	203,873
Total assets	9,306,016	834,157
Non-current liability
Lease liabilities	22,806
Current liabilities
Trade and other payables	474,949	626,008
Income tax payable	20,800
Loan from a shareholder		337,566
Lease liabilities	20,353	6,500
Total current liabilities	516,102	970,074
Total liabilities	538,908	970,074
EQUITY
Share capital	7,233	5,462
Accumulated losses	(34,248,446)	(27,552,865)
Reserves	43,008,321	27,411,486
Total equity	8,767,108	(135,917)
Total equity and liabilities	$ 9,306,016	$ 834,157